SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
SHARE CAPITAL
8	SHARE CAPITAL

Authorized - Unlimited Common Shares, fully paid

The following is a continuity of the Company’s share capital:

		Note	Number	Value
January 1, 2021	Balance		13,111,248	62,304

January 11, 2021, to
February 22, 2021	Exercise of warrants	9	1,554,082	11,916

January 21, 2021, to
February 18, 2021	Exercise of broker warrants	9	160,548	897

January 13, 2021	Shares issued on completion of private placement		247,934	1,918
January 18, 2021	Shares issued upon completion of Oryx earn-out		4,700,000	22,000

March 12, 2021, to
March 17, 2021	Issuance of share capital upon exercise of RSUs	10	50,000	267

June 9, 2021, to
September 20, 2021	Issuance of share capital upon exercise of stock options	10	132,220	983

	Rounding of fractional shares after consolidation		2	—
December 31, 2021	Balance		19,956,034	100,285

March 17, 2022, to
November 14, 2022	Issuance of share capital upon exercise of FSOs	10	8,000	20

March 22, 2022	Issuance of share capital upon exercise of DSUs	10	97,045	1,407
June 1, 2022	Shares issued upon completion of Spin acquisition	6	285,135	1,426
June 16, 2022	Shares issued upon settlement of deferred consideration	5	761,754	6,764
December 31, 2022	Balance		21,107,968	109,902

The Company’s Common Shares have no par value.

8	SHARE CAPITAL (CONTINUED)

Effective as of April 30, 2021, the Company underwent a reverse stock split on the basis of one post-consolidation Common Share for every ten pre-consolidation Common Shares (1-for-10). The share capital has been reported on a post-consolidation basis (Note 1).

Private placement

On January 13, 2021, the Company completed a non-brokered private placement offering comprised of 247,934 Common Shares at a price of CAD 12.10 per share for aggregate gross proceeds of EUR 1,937 less EUR 19 in issuance costs resulting in net proceeds of EUR 1,918. This offering was exclusively taken up by Company employees and Board members and was subject to a hold period expiring May 14, 2021. No commission or finder’s fee was paid in connection with the offering.

Completion of Oryx earn-out

On January 18, 2021, the Company satisfied its earn-out obligations to K.A.V.O. Holdings Limited via a combination of cash and Common Shares of the Company. A total of 4,700,000 Common Shares of the Company were issued to the vendor with a recorded fair-value of EUR 22,000 transferred from shares to be issued to share capital in the consolidated statements of changes in equity . The Common Shares were subject to a hold period expiring May 19, 2021.

In connection with this transaction Matevž Mazij became a “control person” of the Company, in accordance with section 1(1) of the Ontario Securities Act, with a total shareholding through K.A.V.O. Holdings Limited of 4,900,000 Common Shares representing over 27% of the outstanding Common Shares of the Company as of the settlement date.

Acquisition of Wild Streak LLC

For the year ended December 31, 2022 761,754 shares were issued to the sellers of Wild Streak upon partial settlement of deferred consideration (note 5) resulting in a transfer of EUR 6,764 from shares to be issued to share capital in the consolidated statements of changes in equity.